Borrowings	12 Months Ended
Sep. 30, 2024
Borrowings [abstract]
Borrowings [Text Block]

12. Borrowings

	CEBA Term Loans	March 2022 Loans	August 2022 Loans	Total Borrowings
Balance, September 30, 2022	$78,796	$1,764,630	$435,348	$2,278,774
Accrued interest and accretion expense	11,204	274,887	179,096	465,187
Interest paid	-	(39,517)	(63,661)	(103,178)
Repayment of principal	(70,000)	(1,988,000)	(275,315)	(2,333,315)
Settled in equity	-	(12,000)	(275,468)	(287,468)
Forgivable amount	(20,000)	-	-	(20,000)
Balance, September 30, 2023	$-	$-	$-	$-
Balance, September 30, 2024	$-	$-	$-	$-

August 2022 Loans

On August 25, 2022, we closed two unsecured loans in the amount of USD$200,000 per loan with a third-party lender ("Lender") for an aggregate amount of USD$400,000 (the "August 2022 Loans").

The August 2022 Loans bear interest at a rate of 6.0% per annum, compounded monthly and not in advance, and have a maturity of twelve months, with KWESST having the option to repay the whole or any part of the August 2022 Loans, without penalty or premium, at any time prior to the close of business on the maturity date. On repayment of the August 2022 Loans, we will pay 110% of the principal amount plus accrued interest on the August 2022 Loans. As part of the terms of one of the August 2022 Loans, we issued an aggregate of 423 common shares to the Lender (the "Bonus Shares"), being an amount equal to twenty percent (20%) of USD$200,000, converted to CAD$ at an exchange rate of $1.2983, divided by the market price of our common shares on the TSX-V at market close on August 24, 2022, being $122.50. The Bonus Shares were issued in accordance with applicable prospectus exemptions under Canadian securities laws.

As a result of issuing common shares and debt for the first loan of USD$200,000 (or $260,698), in Fiscal 2022 we allocated the gross proceeds to these two financial instruments based on their relative fair value.  To measure the fair value of the loan, we used the income approach and estimated a market discount rate of 24% to discount the future cash flows of the loan resulting in an estimated fair value of $214,893. Accordingly, we allocated $214,893 of the $260,698 to the first loan and $45,804 to share capital for the bonus common shares issued (see Note 16(a)).

Concurrently with the closing of the August 2022 Loans, our Executive Chairman and President and Chief Executive Officer (the "KWESST Principals") entered into call option agreements with the Lender whereby the Lender will have the option, pursuant to the terms and conditions of the call option agreements, to purchase 1,059 common shares held by the KWESST Principals at a price of $122.50 for a period of five years.  Additional free-trading common shares may be offered by the KWESST Principals to the Lender should we elect to proceed with a share-for-debt transaction in connection with one of the Loans. KWESST is not a party to the call option agreements.

In connection with the August 2022 Loans, we paid a cash finder's fee to a third-party intermediary in the amount of USD$32,000.

March 2022 Loans

On March 11, 2022, we closed an unsecured loan financing with various lenders in an aggregate amount of $1,800,000 and an additional $200,000 on March 15, 2022, for a total of $2,000,000 (the "March 2022 Loans"). Certain directors and officers participated in this financing for an aggregate amount of $74,000. The March 2022 Loans bear interest at a rate of 9.0% per annum, compounded monthly and not in advance, and have a maturity of thirteen months, with KWESST having the option to repay the whole or any part of the March 2022 Loans, without penalty or premium, at any time prior to the close of business on the maturity date. The principal amount is due only at maturity.  As part of the terms of the March 2022 Loans, we issued an aggregate of 1,428 bonus common shares to the lenders.

As a result of issuing common shares and debt for a total combined cash consideration of $2,000,000, we allocated the gross proceeds to these two financial instruments based on their relative fair value.  To measure the fair value of the March 2022 Loans, we used the income approach and estimated a market discount rate of 22% to discount the future cash flows of the March 2022 Loans resulting in an estimated fair value of $1,634,112.  Accordingly, we allocated $1,634,112 of the $2,000,000 to March 2022 Loans and $365,888 to share capital for the bonus common shares issued (see Note 16(a)).

The total offering costs were $90,636, $74,055 of which was allocated to deferred financing fees and $16,581 allocated to share offering costs. The deferred financing fees are recognized as a reduction of the gross borrowings to be accreted over the life of the March 2022 Loans as a financing cost and the share offering costs were recognized as a reduction to common shares.

CEBA Term Loans

In December 2020, the Canadian Federal Government amended the CEBA Term Loan program to increase the loan amount by $20,000 to $60,000. We borrowed $40,000 during the nine-month period ended September 30, 2020, and an additional $20,000 during the fiscal year ended September 30, 2021. As a result of the Police Ordnance Acquisition (see Note 4(a)), we assumed an additional CEBA Term Loan of $40,000 during fiscal year ended September 30, 2022.

The CEBA Term Loans are initially recorded at fair value, discounted based on our estimated incremental borrowing rate. This resulted in recording a gain on government grant of $3,514 for the year ended September 30, 2021 (2020 - $9,096).

Effective January 1, 2021, the CEBA Term Loans were automatically converted to a 2-year interest free term loan. This was further amended on January 12, 2022, where the government of Canada announced the repayment deadline for the CEBA Term Loans to qualify for partial loan forgiveness is being extended from December 31, 2022, to December 31, 2023, for all eligible borrowers in good standing. Repayment on or before the new deadline of December 31, 2023, will result in loan forgiveness of up to a third of the loans.

Loan Repayments

In December 2022, the Company repaid the remaining balance on the March 2022, August 2022, and CEBA Term Loans, including accrued unpaid interest, net of the total forgivable amount on the CEBA Term loan of $20,000 and a 10% premium on the August 2022 loan. The loans were repaid with a combination of cash and equity.

RBC Credit Facility

We maintain corporate credit cards for our key employees with Royal Bank of Canada ("RBC"). To provide security, we entered into a cash collateral agreement for $30,000 and a general security agreement providing a first lien on all assets. The $30,000 was invested in a short-term guaranteed investment certificate.